Stockholders’ Deficit (Details) - $ / shares		12 Months Ended
	Jun. 21, 2023	Dec. 31, 2024	Dec. 10, 2024	Dec. 06, 2024	Dec. 31, 2023	Dec. 28, 2021	Dec. 14, 2021
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized		1,000,000			1,000,000
Preferred stock, par value (in Dollars per share)		$ 0.0001			$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Percentage of equity proceeds from issuance		60.00%
Number of trading days		20 days
Market value price per share (in Dollars per share)		$ 9.2
Percentage of warrant exercise price		115.00%
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants exercisable term		30 days
Initial Business Combination expire years		5 years
Threshold period for filling registration statement after business combination		15 days
Threshold period for effective within statement after business combination		60 days
Warrant [Member]
Stockholders’ Deficit [Line Items]
Warrant price per (in Dollars per share)		$ 0.01
Prior written notice of redemption		30 days
Common stock equals or exceeds (in Dollars per share)		$ 18
Threshold trading days		20 days
Third trading day prior		30 days
Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		100,000,000			100,000,000
Common stock, par value (in Dollars per share)		$ 0.0001			$ 0.0001
Common stock issued	8,881,250	9,835,000			9,835,000
Common stock shares outstanding		9,835,000			9,835,000
Common stock subject to possible redemption, shares at redemption		310,156			2,198,039
Common stock percentage converted basis		25.28%
Share issued price per share (in Dollars per share)			$ 11.76
Class A Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Conversion of shares	8,881,250
Common stock issued				200,000
Class B Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares authorized		10,000,000			10,000,000
Common stock, par value (in Dollars per share)		$ 0.0001			$ 0.0001
Common stock issued
Common stock shares outstanding
Common stock, voting		one
Class B Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Share issued price per share (in Dollars per share)		$ 9.2
Common Stock [Member] | Class A Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock issued		10,145,156			12,033,039
Common stock shares outstanding		10,145,156			12,033,039
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding		12,687,500
Private Placement Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrants outstanding					953,750
Share issued price per share (in Dollars per share)						$ 10	$ 10